Key Management Compensation - Disclosure of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key management compensation [Abstract]
Employee salaries and benefits	$ 2,541	$ 1,818
Share based payments	3,761	2,695
Total key management compensation expense	$ 6,302	$ 4,513